Note to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Cash (used in)/generated from operations
Cash generated from/(used in) operations is as follows:

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
Profit/(loss) before income tax	$2,033	$(1,507)	$(1,045)
Adjustments for:
Interest income	(38)	(11)	(2)
Interest and other finance costs	265	261	350
Depreciation and amortization	706	684	733
Amortization of deferred financing costs	15	17	23
Amortization of deferred rent	13	9	10
Amortization of other assets	3	3	3
Loss on disposal of property and equipment, investment properties and intangible assets	16	39	8
Impairment loss on property and equipment	65	—	—
Loss on early retirement of debt	—	—	137
Provision for expected credit losses, net	24	52	3
Equity-settled share-based compensation expense, net of amounts capitalized	13	9	5
Fair value gain on derivative financial instruments	—	—	(1)
Net foreign exchange (gains)/losses	(34)	(18)	36
Changes in working capital:
Other assets	(5)	—	3
Inventories	(2)	2	—
Trade and other receivables and prepayments	(65)	216	(11)
Trade and other payables	(191)	(567)	(159)
Cash generated from/(used in) operations	$2,818	$(811)	$93